Post-retirement benefit obligations - Investments Target Allocation (Details)	Jun. 30, 2026 item age
Pension benefits
Number of investment portfolios members can choose from | item	5
Plan assets at fair value - Low risk portfolio, Percent	0.90%
Plan assets at fair value - Moderate balanced portfolio, Percent	84.30%
Plan assets at fair value - Aggressive balanced portfolio, Percent	2.20%
Plan assets at fair value - Money market portfolio, Percent	0.50%
Plan assets at fair value - Cash flow matched portfolio, Percent	12.10%
Minimum
Pension benefits
Age of participant for money market portfolio | age	55
South Africa | Pension | Minimum
Pension benefits
Target allocation, equity- local (as a percent)	20.00%
Target allocation, equity- foreign (as a percent)	25.00%
Target allocation, Fixed Interest (as a percent)	10.00%
Target allocation, Property (as a percent)	10.00%
South Africa | Pension | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	35.00%
Target allocation, equity- foreign (as a percent)	40.00%
Target allocation, Fixed Interest (as a percent)	25.00%
Target allocation, Property (as a percent)	20.00%
Target allocation, Other (as a percent)	15.00%
United States of America | Pension | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	100.00%
Target allocation, equity- foreign (as a percent)	100.00%
Target allocation, Fixed Interest (as a percent)	100.00%
Target allocation, Property (as a percent)	100.00%
Target allocation, Other (as a percent)	100.00%